UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                     Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30,2011
Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                     		  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  WIH Holdings
Address:  608 Saint James Court
          Saint Denis Street - Attn: Harish Sumsurooah
	  Port Louis, Mauritius


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Shannon Woody
Title:   Vice President
Phone:   704-383-1492

Signature, Place, and Date of Signing:

   /s/	Shannon Woody	Minneapolis, MN		10/17/2011
Report Type (Check only one.):

  [    ]      13F HOLDINGS REPORT.

  [ X ]      13F NOTICE.

  [    ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       028-00165         Wells Fargo & Company